DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Operating results of discontinued operations
Income from discontinued operations	$ (1,053)	$ (2,024)	$ 769	$ 405	$ 1,616	$ 2,170	$ 1,456	$ 1,977	$ (5,501)	$ (1,213)	$ 2,729	$ 766	$ 102	$ 8,197
Current Assets
Total Current assets	72,532	57,050				49,075				72,532		57,050	49,075
Noncurrent Assets
Total Noncurrent assets		30,197				30,868						30,197	30,868
Current Liabilities
Total Current liabilities	5,860	11,680				9,894				5,860		11,680	9,894
Noncurrent Liabilities
Total Noncurrent liabilities		1,283				1,165						1,283	1,165
Certain operating and intellectual property assets of Joe's brand and business | Sale of assets
Operating results of discontinued operations
Net Sales	22,120		26,950							69,965	79,222	104,530	111,766	109,158
Income (loss) from discounted operations, before provision for income taxes	(1,846)		1,036							(2,006)	3,712	1,195	4,719	14,985
Income tax expense (benefit)	(793)		272							(793)	983	429	4,617	6,788
Income from discontinued operations	(1,053)		764							(1,213)	2,729	766	102	8,197
Current Assets
Accounts receivable, net	682	1,309				1,202				682		1,309	1,202
Factored accounts receivable, net	12,014	19,316				17,690				12,014		19,316	17,690
Inventories, net	29,396	35,965				29,919				29,396		35,965	29,919
Prepaid expenses and other current assets	337	460				264				337		460	264
Property and equipment, net	1,988									1,988
Goodwill	3,836									3,836
Intangible assets	24,000									24,000
Other assets	279									279
Total Current assets	72,532	57,050				49,075				72,532		57,050	49,075
Noncurrent Assets
Property and equipment, net		2,143				2,697						2,143	2,697
Goodwill		3,836				3,836						3,836	3,836
Intangible assets		24,000				24,000						24,000	24,000
Other assets		218				335						218	335
Total Noncurrent assets		30,197				30,868						30,197	30,868
Assets of held for sale	72,532	87,247	$ 87,324			79,943				72,532	$ 87,324	87,247	79,943	$ 62,208
Current Liabilities
Accounts payable and accrued expenses	4,558	11,680				9,894				4,558		11,680	9,894
Deferred Rent	1,302									1,302
Total Current liabilities	5,860	11,680				9,894				5,860		11,680	9,894
Noncurrent Liabilities
Deferred Rent		1,283				1,165						1,283	1,165
Total Noncurrent liabilities		1,283				1,165						1,283	1,165
Liabilities held for sale	$ 5,860	$ 12,963				$ 11,059				$ 5,860		$ 12,963	$ 11,059